Other Payables and Accrued Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 09, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)
Other Payables and Accrued Liabilities
Value added tax and other taxes payable	¥ 225,598	$ 33,614		¥ 170,079
Accrued payroll	59,834	8,915		59,644
Service fee payables	2,710	404		7,458
Payables related to office rental and property management fee	12,102	1,803		26,968
Contingent liabilities related to legal proceedings	0			1,300
Equity purchase payable	19,290	2,875		3,990
Payables related to the real property companies (1)	73,950	11,019	¥ 73,950
Other current liabilities	12,644	1,882		9,258
Other payables and accrued liabilities	¥ 406,128	$ 60,512		¥ 278,697